UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Mid Cap 400® Index Fund
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s sub-adviser is Irish Life Investment Managers Limited (“ILIM”)
Fund Performance
For the twelve-month period ended December 31, 2020, the Fund (Investor Class shares) returned 13.10%, relative to a 13.66% return for the S&P MidCap 400® Index, the Fund’s benchmark index.
ILIM Commentary
2020 was a positive year for U.S. equities with the S&P 500® Index closing the year at a record high, following the coronavirus induced turbulence early in the year. The strong gains reflected unprecedented fiscal and monetary stimulus as governments and central banks scrambled to support growth following the coronavirus outbreak.
Equities began 2020 on a strong footing following continued improvement in economic news flow and the formal signing of the U.S.-China trade deal. News of a rapidly deteriorating Covid-19 situation began to cause unease across global markets by mid-February. This led to a significant correction in equities in the first quarter of 2020, as the restrictions put in place to contain the spread of the coronavirus contributed to a sharp slowing in growth and the onset of recession. After falling 34% in less than five weeks, equities rebounded from late March on the back of unprecedented levels of fiscal and monetary stimulus announced to support the economy.
The market continued to rally through the summer and into the fall recovering all the losses experienced in February and March. The rebound was supported by ongoing accommodative monetary policies adopted by global central banks as well as a strong recovery in global growth as economies continued to reopen. Equities experienced some profit taking, and declined from their early September highs, as signs of a slowing in global growth momentum caused worry among investors. Concerns over the possibility of some fading of fiscal stimulus into year-end and growing fears over the potential for a contested or delayed U.S. presidential election result in November pushed markets down.
Following this correction equities enjoyed a strong end to the year as the removal of uncertainty surrounding the U.S. presidential election and the successful conclusion of several Covid-19 vaccine trials spurred a sharp market rally. December saw the beginning of Covid-19 vaccination programs and the year finished on a high with a $900 billion U.S. stimulus package contributing to the strong close for equity markets in 2020.
The benchmark index fell 29.7% in quarter one as the Covid-19 induced recession led to negative growth backdrop and a steep decline in equity markets. Through the middle of the year mid-caps performed well as the economy reopened and given their sensitivity to the growth backdrop, this strong performance gained momentum in the final quarter as the growth outlook improved following the announcement of effective Covid-19 vaccines.
The S&P MidCap 400 Index outperformed the S&P SmallCap 600® Index given a more favorable sector mix in 2020. The MidCap Index has a relatively higher weight in the technology sector which performed well and a lower weight in financials which were down on the year. The MidCap Index is also trading on a lower price/earnings multiple compared to small cap stocks which was supportive in 2020 and has a slightly higher dividend yield.

The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from January 20, 2011 (inception) through December 31, 2011.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	13.49%	12.14%	9.46%
Investor Class	13.10%	11.73%	10.82%
Class L	13.12%	N/A	9.45%
(a) Institutional Class inception date was May 1, 2015.
(b) Investor Class inception date was January 20, 2011.
(c) Class L inception date was April 7, 2017.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2020 (unaudited)
Sector	Percentage of Fund Investments
Financial	23.24%
Industrial	20.57
Consumer, Non-cyclical	17.76
Consumer, Cyclical	15.16
Technology	8.45
Energy	4.06
Basic Materials	3.54
Utilities	3.12
Communications	3.05
Government Money Market Mutual Funds	0.25
Short Term Investments	0.80
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Institutional Class
Actual	$1,000.00	$1,301.00	$1.10
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.97
Investor Class
Actual	$1,000.00	$1,298.90	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.80
Class L
Actual	$1,000.00	$1,300.40	$4.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$4.06
* Expenses are equal to the Fund's annualized expense ratio of 0.19% for the Institutional Class, 0.55% for the Investor Class and 0.80% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.54%
19,068	Ashland Global Holdings Inc	$ 1,510,186
19,620	Cabot Corp	880,546
57,532	Chemours Co	1,426,218
41,893	Commercial Metals Co	860,482
11,742	Compass Minerals International Inc	724,716
19,051	Domtar Corp	602,964
14,577	Ingevity Corp(a)	1,103,916
11,934	Minerals Technologies Inc	741,340
2,525	NewMarket Corp	1,005,682
49,188	Olin Corp	1,208,057
22,299	Reliance Steel & Aluminum Co	2,670,305
22,945	Royal Gold Inc	2,440,430
45,445	RPM International Inc	4,125,497
14,701	Sensient Technologies Corp	1,084,493
69,896	Steel Dynamics Inc	2,577,066
77,561	United States Steel Corp(b)	1,300,698
64,795	Valvoline Inc	1,499,357
		25,761,953
Communications — 3.05%
1,896	Cable One Inc	4,223,757
53,972	Ciena Corp(a)	2,852,420
13,287	FactSet Research Systems Inc	4,417,928
32,335	Grubhub Inc(a)	2,401,520
10,718	InterDigital Inc	650,368
50,642	New York Times Co Class A	2,621,736
75,889	TEGNA Inc	1,058,652
34,612	Telephone & Data Systems Inc	642,745
34,183	TripAdvisor Inc(a)	983,787
22,307	ViaSat Inc(a)	728,324
16,327	World Wrestling Entertainment Inc Class A	784,512
23,949	Yelp Inc(a)	782,414
		22,148,163
Consumer, Cyclical — 15.17%
33,011	Adient PLC(a)	1,147,793
52,133	American Eagle Outfitters Inc(b)	1,046,309
20,511	AutoNation Inc(a)	1,431,463
31,940	Avient Corp	1,286,543
48,166	BJ's Wholesale Club Holdings Inc(a)	1,795,628
27,945	Boyd Gaming Corp	1,199,399
27,558	Brunswick Corp	2,101,022
72,843	Caesars Entertainment Inc(a)	5,410,050
15,265	Carter's Inc	1,435,979
12,918	Casey's General Stores Inc	2,307,413
10,254	Choice Hotels International Inc	1,094,409
12,419	Churchill Downs Inc(b)	2,419,097
38,318	Cinemark Holdings Inc(b)	667,116
10,828	Columbia Sportswear Co	946,151
8,230	Cracker Barrel Old Country Store Inc	1,085,702
50,502	Dana Inc	985,799
Shares		Fair Value
Consumer, Cyclical — (continued)
9,822	Deckers Outdoor Corp(a)	$ 2,816,753
23,310	Dick's Sporting Goods Inc	1,310,255
14,316	FirstCash Inc	1,002,693
19,540	Five Below Inc(a)	3,419,109
36,509	Foot Locker Inc	1,476,424
14,562	Fox Factory Holding Corp(a)	1,539,349
85,706	Gentex Corp	2,908,005
81,582	Goodyear Tire & Rubber Co	890,060
53,423	Harley-Davidson Inc	1,960,624
25,916	Healthcare Services Group Inc	728,240
20,372	Herman Miller Inc	688,574
14,677	HNI Corp	505,769
47,027	IAA Inc(a)	3,055,814
7,914	Jack in the Box Inc	734,419
111,156	JetBlue Airways Corp(a)	1,616,208
45,017	KAR Auction Services Inc	837,766
30,623	KB Home	1,026,483
55,138	Kohl's Corp	2,243,565
19,109	Lear Corp	3,038,904
9,126	Lithia Motors Inc Class A	2,670,906
14,308	Marriott Vacations Worldwide Corp	1,963,344
121,291	Mattel Inc(a)	2,116,528
15,936	MSC Industrial Direct Co Inc Class A	1,344,839
37,734	Nordstrom Inc(b)	1,177,678
17,984	Nu Skin Enterprises Inc Class A	982,466
19,866	Ollie's Bargain Outlet Holdings Inc(a)	1,624,443
11,613	Papa John's International Inc	985,363
51,573	Penn National Gaming Inc(a)	4,454,360
20,317	Polaris Inc	1,935,804
5,460	RH (a)	2,443,459
20,024	Scientific Games Corp(a)	830,796
14,232	Scotts Miracle-Gro Co	2,834,161
26,555	Six Flags Entertainment Corp	905,526
47,301	Skechers USA Inc Class A(a)	1,699,998
45,249	Taylor Morrison Home Corp(a)	1,160,637
66,740	Tempur Sealy International Inc(a)	1,801,980
23,064	Texas Roadhouse Inc	1,802,682
19,528	Thor Industries Inc	1,815,909
40,160	Toll Brothers Inc	1,745,755
43,834	TRI Pointe Group Inc(a)	756,137
58,604	Univar Solutions Inc(a)	1,114,062
24,467	Urban Outfitters Inc(a)	626,355
9,855	Visteon Corp(a)	1,237,000
11,480	Watsco Inc	2,600,794
62,967	Wendy's Co	1,380,237
26,762	Williams-Sonoma Inc	2,725,442
10,382	Wingstop Inc	1,376,134
21,953	World Fuel Services Corp	684,055
29,848	Wyndham Destinations Inc	1,338,981
32,415	Wyndham Hotels & Resorts Inc	1,926,748
		110,221,466

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Consumer, Non-Cyclical — 17.76%
31,122	Acadia Healthcare Co Inc(a)	$ 1,564,192
18,404	Adtalem Global Education Inc(a)	624,816
11,475	Amedisys Inc(a)	3,365,962
35,938	Arrowhead Pharmaceuticals Inc(a)	2,757,523
18,501	ASGN Inc(a)	1,545,388
16,775	Avanos Medical Inc(a)	769,637
17,851	Avis Budget Group Inc(a)	665,842
13,503	Bio-Techne Corp	4,287,878
3,196	Boston Beer Co Inc Class A(a)	3,177,751
17,355	Brink's Co	1,249,560
13,277	Cantel Medical Corp	1,047,024
17,397	Charles River Laboratories International Inc(a)	4,346,814
5,579	Chemed Corp	2,971,431
27,422	CoreLogic Inc	2,120,269
97,430	Coty Inc Class A	683,959
56,681	Darling Ingredients Inc(a)	3,269,360
18,877	Edgewell Personal Care Co	652,767
15,811	Emergent BioSolutions Inc(a)	1,416,666
34,775	Encompass Health Corp	2,875,545
108,143	Exelixis Inc(a)	2,170,430
69,380	Flowers Foods Inc	1,570,069
12,514	FTI Consulting Inc(a)	1,398,064
26,587	Globus Medical Inc Class A(a)	1,734,004
1,413	Graham Holdings Co Class B	753,666
16,342	Grand Canyon Education Inc(a)	1,521,604
29,723	Grocery Outlet Holding Corp(a)	1,166,628
65,162	H&R Block Inc	1,033,469
17,689	Haemonetics Corp(a)	2,100,569
28,681	Hain Celestial Group Inc(a)	1,151,542
44,685	Halozyme Therapeutics Inc(a)	1,908,496
27,112	HealthEquity Inc(a)	1,889,977
8,866	Helen of Troy Ltd(a)	1,969,936
23,340	Hill-Rom Holdings Inc	2,286,620
6,825	ICU Medical Inc(a)	1,463,894
23,430	Ingredion Inc	1,843,238
12,475	Insperity Inc	1,015,714
24,758	Integra LifeSciences Holdings Corp(a)	1,607,289
19,486	Jazz Pharmaceuticals PLC(a)	3,216,164
15,097	John Wiley & Sons Inc Class A	689,329
6,838	Lancaster Colony Corp	1,256,346
11,050	LHC Group Inc(a)	2,357,186
5,748	Ligand Pharmaceuticals Inc(a)(b)	571,639
16,858	LivaNova PLC(a)	1,116,168
23,183	LiveRamp Holdings Inc(a)	1,696,764
20,122	ManpowerGroup Inc	1,814,602
17,715	Masimo Corp(a)	4,754,352
9,549	Medpace Holdings Inc(a)	1,329,221
20,740	Molina Healthcare Inc(a)	4,410,983
62,144	Nektar Therapeutics(a)	1,056,448
18,672	Neogen Corp(a)	1,480,690
18,001	NuVasive Inc(a)	1,013,996
30,356	Patterson Cos Inc	899,448
13,048	Paylocity Holding Corp(a)	2,686,714
11,748	Penumbra Inc(a)(b)	2,055,900
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
17,203	Pilgrim's Pride Corp(a)	$ 337,351
21,304	Post Holdings Inc(a)	2,151,917
22,436	PRA Health Sciences Inc(a)	2,814,372
17,411	Prestige Consumer Healthcare Inc(a)	607,122
13,389	Quidel Corp(a)	2,405,334
17,593	Repligen Corp(a)	3,371,347
111,617	Sabre Corp	1,341,636
6,814	Sanderson Farms Inc	900,811
60,416	Service Corp International	2,966,426
41,414	Sprouts Farmers Market Inc(a)	832,421
8,491	Strategic Education Inc	809,447
26,516	Syneos Health Inc(a)	1,806,535
36,904	Tenet Healthcare Corp(a)	1,473,577
5,844	Tootsie Roll Industries Inc(b)	173,567
19,682	TreeHouse Foods Inc(a)	836,288
15,543	United Therapeutics Corp(a)	2,359,272
15,435	WEX Inc(a)	3,141,485
16,011	WW International Inc(a)	390,668
		129,103,119
Energy — 4.06%
100,020	Antero Midstream Corp	771,154
65,281	ChampionX Corp(a)	998,799
36,564	Cimarex Energy Co	1,371,516
76,824	CNX Resources Corp(a)	829,699
44,183	Enphase Energy Inc(a)	7,752,791
98,742	EQT Corp	1,255,011
142,177	Equitrans Midstream Corp	1,143,103
29,651	First Solar Inc(a)	2,933,077
51,214	Murphy Oil Corp	619,689
9,263	Murphy USA Inc	1,212,249
17,911	SolarEdge Technologies Inc(a)	5,715,758
54,478	Sunrun Inc(a)	3,779,684
142,468	WPX Energy Inc(a)	1,161,114
		29,543,644
Financial — 23.25%
15,972	Affiliated Managers Group Inc	1,624,352
5,005	Alleghany Corp	3,021,468
16,678	Alliance Data Systems Corp	1,235,840
47,920	American Campus Communities Inc REIT	2,049,538
24,751	American Financial Group Inc	2,168,683
50,941	Apartment Income Corp REIT(a)	1,956,644
53,716	Associated Banc-Corp	915,858
33,917	BancorpSouth Bank	930,682
13,866	Bank of Hawaii Corp	1,062,413
42,266	Bank OZK	1,321,658
31,483	Brighthouse Financial Inc(a)	1,139,842
104,587	Brixmor Property Group Inc REIT	1,730,915
82,458	Brown & Brown Inc	3,909,334
34,063	Camden Property Trust REIT	3,403,575
25,800	Cathay General Bancorp	830,502
34,448	CIT Group Inc	1,236,683

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Financial — (continued)
48,608	CNO Financial Group Inc	$ 1,080,556
36,865	Commerce Bancshares Inc	2,422,031
14,957	CoreSite Realty Corp REIT	1,873,813
39,571	Corporate Office Properties Trust REIT	1,032,012
52,526	Cousins Properties Inc REIT	1,759,621
19,689	Cullen/Frost Bankers Inc	1,717,471
42,108	CyrusOne Inc REIT	3,080,200
58,287	Douglas Emmett Inc REIT	1,700,815
49,510	East West Bancorp Inc	2,510,652
13,852	EastGroup Properties Inc REIT	1,912,407
39,939	Eaton Vance Corp	2,713,056
26,241	EPR Properties REIT	852,833
39,041	Essent Group Ltd	1,686,571
14,210	Evercore Inc Class A	1,557,984
33,411	Federated Hermes Inc	965,244
39,046	First American Financial Corp	2,015,945
49,321	First Financial Bankshares Inc	1,784,187
194,032	First Horizon National Corp	2,475,848
45,605	First Industrial Realty Trust Inc REIT	1,921,339
111,968	FNB Corp	1,063,696
56,048	Fulton Financial Corp	712,931
177,307	Genworth Financial Inc Class A(a)	670,220
33,370	Glacier Bancorp Inc	1,535,354
30,244	Hancock Whitney Corp	1,028,901
13,038	Hanover Insurance Group Inc	1,524,403
47,583	Healthcare Realty Trust Inc REIT	1,408,457
36,340	Highwoods Properties Inc REIT	1,440,154
53,720	Home BancShares Inc	1,046,466
53,035	Hudson Pacific Properties Inc REIT	1,273,901
28,380	Interactive Brokers Group Inc Class A	1,728,910
19,389	International Bancshares Corp	725,924
52,026	Janus Henderson Group PLC	1,691,365
38,916	JBG SMITH Properties REIT	1,216,903
71,854	Jefferies Financial Group Inc	1,767,608
17,890	Jones Lang LaSalle Inc(a)	2,654,339
21,648	Kemper Corp	1,663,216
36,625	Kilroy Realty Corp REIT	2,102,275
7,426	Kinsale Capital Group Inc	1,486,165
30,228	Lamar Advertising Co REIT Class A	2,515,574
3,775	LendingTree Inc(a)(b)	1,033,557
16,824	Life Storage Inc REIT	2,008,617
39,567	Macerich Co REIT(b)	422,180
187,461	Medical Properties Trust Inc REIT	4,084,775
9,376	Mercury General Corp	489,521
118,414	MGIC Investment Corp	1,486,096
60,760	National Retail Properties Inc REIT	2,486,299
64,101	Navient Corp	629,472
161,546	New York Community Bancorp Inc	1,704,310
Shares		Fair Value
Financial — (continued)
98,457	Old Republic International Corp	$ 1,940,587
79,393	Omega Healthcare Investors Inc REIT	2,883,554
41,044	PacWest Bancorp	1,042,518
82,404	Park Hotels & Resorts Inc REIT	1,413,229
46,040	Pebblebrook Hotel Trust REIT	865,552
72,827	Physicians Realty Trust REIT	1,296,321
26,475	Pinnacle Financial Partners Inc	1,704,990
23,196	PotlatchDeltic Corp REIT	1,160,264
13,746	Primerica Inc	1,841,002
23,533	PROG Holdings Inc	1,267,723
32,372	Prosperity Bancshares Inc	2,245,322
7,130	PS Business Parks Inc REIT	947,363
47,746	Rayonier Inc REIT	1,402,777
23,761	Reinsurance Group of America Inc	2,753,900
17,756	RenaissanceRe Holdings Ltd	2,944,300
44,601	Rexford Industrial Realty Inc REIT	2,190,355
13,867	RLI Corp	1,444,248
71,881	Sabra Health Care REIT Inc	1,248,573
42,136	SEI Investments Co	2,421,556
20,927	Selective Insurance Group Inc	1,401,690
59,423	Service Properties Trust REIT	682,770
18,736	Signature Bank	2,534,793
132,343	SLM Corp	1,639,730
39,826	Spirit Realty Capital Inc REIT	1,599,810
67,763	Sterling Bancorp	1,218,379
37,051	Stifel Financial Corp	1,869,593
82,183	STORE Capital Corp REIT	2,792,578
51,971	Synovus Financial Corp	1,682,301
53,080	TCF Financial Corp	1,965,022
17,648	Texas Capital Bancshares Inc(a)	1,050,056
21,957	Trustmark Corp	599,646
15,262	UMB Financial Corp	1,052,925
76,549	Umpqua Holdings Corp	1,158,952
45,384	United Bankshares Inc	1,470,442
39,336	Urban Edge Properties REIT	509,008
141,253	Valley National Bancorp	1,377,217
26,351	Washington Federal Inc	678,275
31,548	Webster Financial Corp	1,329,748
41,871	Weingarten Realty Investors REIT	907,345
20,096	Wintrust Financial Corp	1,227,665
		168,964,240
Industrial — 20.58%
12,814	Acuity Brands Inc	1,551,647
52,728	AECOM (a)	2,624,800
21,359	AGCO Corp	2,201,899
22,635	AptarGroup Inc	3,098,505
26,421	Arrow Electronics Inc(a)	2,570,763
34,816	Avnet Inc	1,222,390
22,226	Axon Enterprise Inc(a)	2,723,352
15,444	Belden Inc	647,104

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Industrial — (continued)
71,875	Builders FirstSource Inc(a)	$ 2,933,219
18,668	Carlisle Cos Inc	2,915,568
17,648	Clean Harbors Inc(a)	1,343,013
61,076	Cognex Corp	4,903,487
8,456	Coherent Inc(a)	1,268,569
35,214	Colfax Corp(a)	1,346,583
17,257	Crane Co	1,340,179
14,666	Curtiss-Wright Corp	1,706,389
44,151	Donaldson Co Inc	2,467,158
11,194	Dycom Industries Inc(a)	845,371
14,625	Eagle Materials Inc	1,482,244
19,367	EMCOR Group Inc	1,771,306
20,497	Energizer Holdings Inc	864,563
14,831	EnerSys	1,231,863
43,150	Fluor Corp	689,106
12,323	GATX Corp	1,025,027
21,978	Generac Holdings Inc(a)	4,998,017
58,595	Graco Inc	4,239,348
9,453	Greif Inc Class A	443,157
29,332	Hexcel Corp	1,422,309
18,968	Hubbell Inc	2,973,993
36,278	II-VI Inc(a)	2,755,677
30,218	ITT Inc	2,327,390
47,074	Jabil Inc	2,002,057
49,848	KBR Inc	1,541,799
29,546	Kennametal Inc	1,070,747
20,825	Kirby Corp(a)	1,079,360
43,954	Knight-Swift Transportation Holdings Inc	1,838,156
13,425	Landstar System Inc	1,807,810
12,187	Lennox International Inc	3,338,872
20,800	Lincoln Electric Holdings Inc	2,418,000
8,525	Littelfuse Inc	2,170,976
38,463	Louisiana-Pacific Corp	1,429,670
19,608	MasTec Inc(a)	1,336,873
70,131	MDU Resources Group Inc	1,847,251
19,749	Mercury Systems Inc(a)	1,739,097
19,450	Middleby Corp(a)	2,507,494
12,670	MSA Safety Inc	1,892,771
45,813	National Instruments Corp	2,013,023
18,877	Nordson Corp	3,793,333
59,498	nVent Electric PLC	1,385,708
56,145	O-I Glass Inc	668,126
24,017	Oshkosh Corp	2,067,143
37,854	Owens Corning	2,867,819
14,303	Regal Beloit Corp	1,756,551
18,737	Ryder System Inc	1,157,197
27,146	Silgan Holdings Inc	1,006,574
15,090	Simpson Manufacturing Co Inc	1,410,160
34,988	Sonoco Products Co	2,073,039
32,020	Stericycle Inc(a)	2,219,947
14,348	SYNNEX Corp	1,168,501
23,896	Terex Corp	833,731
18,809	Tetra Tech Inc	2,177,706
23,890	Timken Co	1,848,130
11,540	TopBuild Corp(a)	2,124,283
37,527	Toro Co	3,559,061
40,496	Trex Co Inc(a)	3,390,325
Shares		Fair Value
Industrial — (continued)
87,497	Trimble Inc(a)	$ 5,842,175
29,267	Trinity Industries Inc	772,356
14,992	Universal Display Corp	3,445,162
7,434	Valmont Industries Inc	1,300,430
46,363	Vishay Intertechnology Inc	960,178
20,185	Werner Enterprises Inc	791,656
20,556	Woodward Inc	2,498,171
12,881	Worthington Industries Inc	661,311
31,972	XPO Logistics Inc(a)	3,811,062
		149,557,787
Technology — 8.46%
40,931	ACI Worldwide Inc(a)	1,572,978
17,464	Blackbaud Inc	1,005,228
8,765	CACI International Inc Class A(a)	2,185,377
42,517	CDK Global Inc	2,203,656
45,489	Ceridian HCM Holding Inc(a)	4,847,308
20,214	Cirrus Logic Inc(a)	1,661,591
10,233	CMC Materials Inc	1,548,253
16,718	CommVault Systems Inc(a)	925,676
14,470	Concentrix Corp(a)	1,428,189
38,590	Cree Inc(a)	4,086,681
10,176	Fair Isaac Corp(a)	5,200,343
14,946	J2 Global Inc(a)	1,460,075
26,392	Lumentum Holdings Inc(a)	2,501,962
22,218	Manhattan Associates Inc(a)	2,336,889
21,552	MAXIMUS Inc	1,577,391
19,284	MKS Instruments Inc	2,901,278
14,826	Monolithic Power Systems Inc	5,429,726
45,082	NCR Corp(a)	1,693,731
25,217	NetScout Systems Inc(a)	691,450
47,453	Perspecta Inc	1,142,668
36,722	PTC Inc(a)	4,392,318
11,736	Qualys Inc(a)	1,430,266
31,992	SailPoint Technologies Holdings Inc(a)	1,703,254
20,298	Science Applications International Corp	1,921,003
22,957	Semtech Corp(a)	1,654,970
15,262	Silicon Laboratories Inc(a)	1,943,463
12,166	Synaptics Inc(a)	1,172,802
38,318	Teradata Corp(a)	861,006
		61,479,532
Utilities — 3.12%
17,985	ALLETE Inc	1,113,991
21,945	Black Hills Corp	1,348,520
78,061	Essential Utilities Inc	3,691,505
38,185	Hawaiian Electric Industries Inc	1,351,367
17,817	IDACORP Inc	1,710,967
31,815	National Fuel Gas Co	1,308,551
33,356	New Jersey Resources Corp	1,185,806
17,456	NorthWestern Corp	1,017,859
71,037	OGE Energy Corp	2,263,239
18,571	ONE Gas Inc	1,425,696
27,859	PNM Resources Inc	1,351,997

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Utilities — (continued)
19,710	Southwest Gas Holdings Inc	$ 1,197,382
17,915	Spire Inc	1,147,277
72,894	UGI Corp	2,548,374
		22,662,531
TOTAL COMMON STOCK — 98.99% (Cost $537,528,401)		$719,442,435
GOVERNMENT MONEY MARKET MUTUAL FUNDS
616,000	BlackRock FedFund Institutional Class(c), 0.00%(d)	616,000
616,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.02%(d)	616,000
616,000	JPMorgan U.S. Government Money Market Fund Capital Shares(c), 0.03%(d)	616,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.26% (Cost $1,848,000)		$ 1,848,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.79%
$ 347,624	Undivided interest of 11.69% in a repurchase agreement (principal amount/value $2,973,387 with a maturity value of $2,973,413) with Bank of America Securities Inc, 0.08%, dated 12/31/20 to be repurchased at $347,624 on 1/4/21 collateralized by various U.S. Government Agency securities, 1.50% - 3.50%, 2/1/48 - 1/1/51, with a value of $3,032,855.(c)	347,624
1,813,737	Undivided interest of 3.25% in a repurchase agreement (principal amount/value $55,851,428 with a maturity value of $55,851,924) with RBC Capital Markets Corp, 0.08%, dated 12/31/20 to be repurchased at $1,813,737 on 1/4/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 1/5/21 - 12/20/50, with a value of $56,968,457.(c)	1,813,737
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,813,737	Undivided interest of 3.33% in a repurchase agreement (principal amount/value $54,474,036 with a maturity value of $54,474,460) with Citigroup Global Markets Inc, 0.07%, dated 12/31/20 to be repurchased at $1,813,737 on 1/4/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.00%, 9/15/21 - 1/1/51, with a value of $55,563,519.(c)	$ 1,813,737
1,813,737	Undivided interest of 3.57% in a repurchase agreement (principal amount/value $50,827,140 with a maturity value of $50,827,535) with Morgan Stanley & Co LLC, 0.07%, dated 12/31/20 to be repurchased at $1,813,737 on 1/4/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 2/4/21 - 12/20/50, with a value of $51,843,750.(c)	1,813,737
TOTAL SHORT TERM INVESTMENTS — 0.79% (Cost $5,788,835)		$ 5,788,835
TOTAL INVESTMENTS — 100.04% (Cost $545,165,236)		$727,079,270
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (316,459)
TOTAL NET ASSETS — 100.00%		$726,762,811

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2020
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2020.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2020.
REIT	Real Estate Investment Trust
At December 31, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P Mid 400® Emini Futures	42	USD	9,674,700	March 2021	$106,828
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2020
Great-West S&P Mid Cap 400® Index Fund
ASSETS:
Investments in securities, fair value (including $7,383,334 of securities on loan)(a)	$721,290,435
Repurchase agreements, fair value(b)	5,788,835
Cash	4,214,195
Dividends receivable	692,162
Subscriptions receivable	386,651
Cash pledged on futures contracts	6,140,250
Total Assets	738,512,528
LIABILITIES:
Payable for director fees	5,258
Payable for distribution fees	112
Payable for investments purchased	1,265,783
Payable for other accrued fees	47,100
Payable for shareholder services fees	70,770
Payable to investment adviser	106,327
Payable upon return of securities loaned	7,636,835
Redemptions payable	2,604,000
Variation margin on futures contracts	13,532
Total Liabilities	11,749,717
NET ASSETS	$726,762,811
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,807,769
Paid-in capital in excess of par	530,700,430
Undistributed/accumulated earnings	189,254,612
NET ASSETS	$726,762,811
NET ASSETS BY CLASS
Investor Class	$240,112,891
Class L	$541,696
Institutional Class	$486,108,224
CAPITAL STOCK:
Authorized
Investor Class	50,000,000
Class L	10,000,000
Institutional Class	200,000,000
Issued and Outstanding
Investor Class	13,532,830
Class L	57,152
Institutional Class	54,487,704
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$17.74
Class L	$9.48
Institutional Class	$8.92
(a) Cost of investments	$539,376,401
(b) Cost of repurchase agreements	$5,788,835
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2020
Great-West S&P Mid Cap 400® Index Fund
INVESTMENT INCOME:
Interest	$23,721
Income from securities lending	74,099
Dividends	11,790,300
Foreign withholding tax	(659)
Total Income	11,887,461
EXPENSES:
Management fees	1,242,361
Shareholder services fees – Investor Class	717,673
Shareholder services fees – Class L	69,641
Audit and tax fees	29,685
Custodian fees	23,652
Director's fees	20,142
Distribution fees – Class L	49,672
Legal fees	6,016
Pricing fees	1,655
Registration fees	41,731
Shareholder report fees	33,940
Transfer agent fees	11,165
Other fees	3,499
Total Expenses	2,250,832
Less amount waived by investment adviser	61,165
Less amount waived by distributor - Class L	26
Net Expenses	2,189,641
NET INVESTMENT INCOME	9,697,820
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	51,076,243
Net realized gain on futures contracts	2,432,723
Net Realized Gain	53,508,966
Net change in unrealized appreciation on investments	49,293,957
Net change in unrealized appreciation on futures contracts	18,053
Net Change in Unrealized Appreciation	49,312,010
Net Realized and Unrealized Gain	102,820,976
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$112,518,796
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West S&P Mid Cap 400® Index Fund	2020	2019
OPERATIONS:
Net investment income	$9,697,820	$11,363,710
Net realized gain	53,508,966	52,596,375
Net change in unrealized appreciation	49,312,010	114,088,037
Net Increase in Net Assets Resulting from Operations	112,518,796	178,048,122
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(13,139,467)	(9,484,735)
Class L	(1,674,324)	(906,541)
Institutional Class	(58,014,511)	(39,533,910)
From Net Investment Income and Net Realized Gains	(72,828,302)	(49,925,186)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	113,160,028	76,477,950
Class L	46,313,252	12,991,535
Institutional Class	116,727,631	70,939,755
Shares issued in reinvestment of distributions
Investor Class	13,139,467	9,484,735
Class L	1,674,324	906,541
Institutional Class	58,014,511	39,533,910
Shares redeemed
Investor Class	(150,471,268)	(161,990,099)
Class L	(60,299,662)	(6,630,164)
Institutional Class	(219,976,780)	(132,551,122)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(81,718,497)	(90,836,959)
Total Increase (Decrease) in Net Assets	(42,028,003)	37,285,977
NET ASSETS:
Beginning of year	768,790,814	731,504,837
End of year	$726,762,811	$768,790,814
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	7,482,115	4,841,895
Class L	5,715,726	1,443,906
Institutional Class	18,022,251	8,037,243
Shares issued in reinvestment of distributions
Investor Class	782,855	574,326
Class L	203,938	98,065
Institutional Class	6,822,744	4,446,180
Shares redeemed
Investor Class	(9,923,614)	(10,179,478)
Class L	(7,271,519)	(725,415)
Institutional Class	(26,754,708)	(14,963,959)
Net Decrease	(4,920,212)	(6,427,237)
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2020	$16.65	0.18	1.93	2.11	(0.16)	(0.86)	(1.02)	$17.74	13.10%
12/31/2019	$13.77	0.19	3.31	3.50	(0.05)	(0.57)	(0.62)	$16.65	25.49%
12/31/2018	$16.81	0.19	(2.11)	(1.92)	(0.11)	(1.01)	(1.12)	$13.77	(11.56%)
12/31/2017	$15.36	0.17	2.22	2.39	(0.10)	(0.84)	(0.94)	$16.81	15.64%
12/31/2016	$13.35	0.17	2.50	2.67	(0.08)	(0.58)	(0.66)	$15.36	19.96%
Class L
12/31/2020	$ 9.27	0.07	1.06	1.13	(0.06)	(0.86)	(0.92)	$ 9.48	13.12%
12/31/2019	$ 7.95	0.09	1.90	1.99	(0.10)	(0.57)	(0.67)	$ 9.27	25.14%
12/31/2018	$10.35	0.12	(1.31)	(1.19)	(0.20)	(1.01)	(1.21)	$ 7.95	(11.75%)
12/31/2017 (d)	$10.00	0.07	1.13	1.20	(0.15)	(0.70)	(0.85)	$10.35	12.10% (e)
Institutional Class
12/31/2020	$ 8.92	0.12	1.00	1.12	(0.26)	(0.86)	(1.12)	$ 8.92	13.49%
12/31/2019	$ 7.68	0.14	1.84	1.98	(0.17)	(0.57)	(0.74)	$ 8.92	25.96%
12/31/2018	$10.01	0.15	(1.24)	(1.09)	(0.23)	(1.01)	(1.24)	$ 7.68	(11.22%)
12/31/2017	$ 9.54	0.14	1.37	1.51	(0.20)	(0.84)	(1.04)	$10.01	16.05%
12/31/2016	$ 8.55	0.14	1.60	1.74	(0.17)	(0.58)	(0.75)	$ 9.54	20.43%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2020	$240,113	0.56%	0.55%	1.17%	27%
12/31/2019	$252,895	0.55%	0.55%	1.22%	16%
12/31/2018	$274,730	0.55%	0.55%	1.12%	25%
12/31/2017	$344,709	0.58%	0.58%	1.06%	25%
12/31/2016	$321,816	0.60%	0.60%	1.21%	30%
Class L
12/31/2020	$ 542	0.96%	0.80%	0.87%	27%
12/31/2019	$ 13,067	1.08%	0.80%	1.00%	16%
12/31/2018	$ 4,711	2.26%	0.78%	1.25%	25%
12/31/2017 (d)	$ 340	4.61% (g)	0.79% (g)	0.93% (g)	25%
Institutional Class
12/31/2020	$486,108	0.19%	0.19%	1.53%	27%
12/31/2019	$502,829	0.19%	0.19%	1.59%	16%
12/31/2018	$452,064	0.19%	0.19%	1.49%	25%
12/31/2017	$500,191	0.22%	0.22%	1.43%	25%
12/31/2016	$428,938	0.25%	0.25%	1.55%	30%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 7, 2017.
(e)	Not annualized for periods less than one full year.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. Effective as of the close of business on October 2, 2020, Class L shares are closed to new investors. Existing shareholders may continue to contribute, reinvest dividends and capital gains arising from Class L shares. The Fund reserves the right to modify or limit the above exceptions or re-open Class L shares at any time without prior notice. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Annual Report - December 31, 2020

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Annual Report - December 31, 2020

As of December 31, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2020 and 2019 were as follows:
	2020	2019
Ordinary income	$15,732,478	$10,058,411
Long-term capital gain	57,095,824	39,866,775
	$72,828,302	$49,925,186
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$1,959,228
Undistributed long-term capital gains	9,581,641
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	177,713,743
Tax composition of capital	$189,254,612

Annual Report - December 31, 2020

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2020 were as follows:
Federal tax cost of investments	$549,472,355
Gross unrealized appreciation on investments	215,912,098
Gross unrealized depreciation on investments	(38,198,355)
Net unrealized appreciation on investments	$177,713,743
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received, if any. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 65 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2020 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$106,828 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Report - December 31, 2020

The effect of derivative investments for the year ended December 31, 2020 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$2,432,723	Net change in unrealized appreciation on futures contracts	$18,053
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.18% of the Fund’s average daily net assets up to $1 billion dollars, 0.13% of the Fund’s average daily net assets over $1 billion dollars and 0.08% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.20% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2020, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$15,751	$38,376	$61,165	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
GWCM is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.015% of the Fund's net assets.
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $1,041,000 for the fiscal year ended December 31, 2020.

Annual Report - December 31, 2020

4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $180,459,842 and $321,008,158, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2020, the Fund had securities on loan valued at $7,383,334 and received collateral as reported on the Statement of Assets and Liabilities of $7,636,835 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2020, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2020, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2020

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P Mid Cap 400® Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2021
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2020, 49% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 77	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	55	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 57	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	55	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 61	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Counseling and Education Center; and former Director, Grand Junction Housing Authority	55	N/A
Steven A. Lake***** 8515 East Orchard Road, Greenwood Village, CO 80111 66	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	55	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 77	Independent Director	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	55	N/A
Interested Directors******
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 37	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower Retirement, LLC ("Empower"); Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC ("GWCM"); formerly, Vice President, Great-West Funds Investment Products and Advised Assets Group, LLC ("AAG")	55	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 37	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; Chairman, President & Chief Executive Officer, GWCM; formerly, Vice President, Great-West Funds Investment Products and AAG	55	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 64	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 46	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Corporate & Investments, Empower; Associate General Counsel & Associate Secretary, Great-West Life & Annuity Insurance Company ("GWL&A"); Secretary, Audit Committee, Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS Equities, Inc.	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 53	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Accounting & Global Middle Office, Empower; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 34	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, Empower; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 53	Assistant Treasurer	Since 2007	Director, Investment Operations, Empower; Assistant Treasurer, GWCM; Director and Assistant Treasurer, GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 45	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, Empower; Assistant Treasurer, GWCM; Assistant Vice President & Assistant Treasurer, GWTC	N/A	N/A
* A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) is referred to as an “Independent Director.”

** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2021. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent and custodian for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, a Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Great-West Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Lake has personal investments in a mutual fund sub-advised by T. Rowe Price Associates, Inc., a Sub-Adviser of the Great-West Large Cap Value and Great-West T. Rowe Price Mid Cap Growth Funds. Mr. Lake receives no special treatment due to his ownership of such mutual fund.
****** An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) by virtue of their affiliation with GWCM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on February 27, 2020 (File No. 2-75503) .
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,122,930 for fiscal year 2019 and $1,026,559 for fiscal year 2020.
(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2019 and $60,000 for fiscal year 2020. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2019 and $0 for fiscal year 2020.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2019 equaled $1,556,795 and for fiscal year 2020 equaled $2,132,450.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on February 27, 2020 (File No. 2-75503) .
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2021
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2021